Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 28, 2023	Sep. 30, 2023	Dec. 07, 2023	Nov. 02, 2023	Sep. 18, 2023	Sep. 30, 2022
Organization and Principal Activities [Line Items]
Ordinary share unissued					1
Unissued common stock, par value (in Dollars per share)					$ 0.0000001
Authorized share capital (in Dollars)		$ 450,000
Purchase price (in Dollars)	$ 180,000,000
Interest rate percentage	3.00%
Capital Units [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars)		1,000,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars)		450,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars)		$ 1,000,000
Class A Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued		2,587,892,046,400				2,587,892,046,400
Common stock, par value (in Dollars per share)		$ 0.0000001				$ 0.0000001
Common stock ,shares authorized		8,500,000,000,000				3,750,000,000,000
Class A Ordinary shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized		8,500,000,000,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued		250,000,000,000
Common stock, par value (in Dollars per share)		$ 0.0000001				$ 0.0000001
Common stock ,shares authorized		1,000,000,000,000				250,000,000,000
Class B Ordinary Shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized		1,000,000,000,000
Preferred Class A [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		500,000,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0000001
Director [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		500,000,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0000001
Director [Member] | Class A Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized		3,750,000,000,000
Director [Member] | Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized		250,000,000,000
Ads [Member]
Organization and Principal Activities [Line Items]
Reverse ADS split description		Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio had the same effect as a one-for-five reverse ADS split for the period from March 7, 2022 through November 1, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.
Ordinary share issued					100
Common stock, par value (in Dollars per share)					$ 0.00001
Ads [Member] | Class A Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued				150
Ordinary share unissued				15,000
Ads [Member] | Class A Ordinary shares [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio			(600,000)
Ads [Member] | Class A Ordinary shares [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio			15,000